UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) - USD ($)	1 Months Ended	3 Months Ended								12 Months Ended
	Jan. 31, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015	Mar. 31, 2015
Unallocated Cash and Securities portion of Unallocated Reserve
Cash and U.S. Government securities	$ 14,151,226	$ 14,151,226				$ 8,783,882				$ 14,151,226	$ 8,783,882
Distribution payable	(1,836,801)	(1,836,801)				(656,001)				(1,836,801)	(656,001)
Unallocated cash and U.S. Government securities	12,314,425	12,314,425				8,127,881				12,314,425	8,127,881
Reconciliation of Trust's Unallocated Reserve
Unallocated Reserve at the beginning of the period					$ 8,989,164					8,989,164
Net loss		4,414,967	$ 3,208,151	$ 2,420,246	$ (430,252)	2,732,865	$ 2,402,067	$ 2,483,644	$ 940,265	9,613,112	8,558,841	$ 24,767,848
Distributions declared										(8,396,806)
Unallocated Reserve at the end of the period	$ 10,205,470	$ 10,205,470				$ 8,989,164				10,205,470	8,989,164
Distributed cash payments										$ 7,216,006	$ 8,921,606	$ 23,222,418
Distributed cash payments (in dollars per unit)										$ 0.55	$ 0.68	$ 1.77
Distribution declared per unit	$ 0.14									$ 0.14	$ 0.05	$ 0.64
Minimum
Unallocated Cash and Securities portion of Unallocated Reserve
Unallocated cash and U.S. Government securities													$ 500,000
Maximum
Unallocated Cash and Securities portion of Unallocated Reserve
Unallocated cash and U.S. Government securities													$ 1,000,000